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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                                 -------------


Check here if Amendment                          [ ] Amendment Number:  ___
This Amendment (Check only one.):                [ ] is a restatement
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
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Address:   260 Preston Commons West
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           8117 Preston Road
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           Dallas, Texas 75225
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Form 13F File Number:      28-10378
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
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Title:     Managing Director
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Phone:     (214) 265-4165
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Signature, Place, and Date of Signing:

  /s/ Robert L. Stillwell          Dallas, TX                 August 4, 2004
---------------------------   -----------------------     ----------------------
        (Signature)               (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                          ----------------------
Form 13F Information Table Entry Total:      17
                                          ----------------------
Form 13F Information Table Value Total:   330,187               (thousands)
                                          ----------------------




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                           FORM 13F INFORMATION TABLE
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                                                                                                                     COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7         VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/  INVESTMENT    OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS      SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL
INC               COM           039380-10-0      19,111     522,296    SH    N/A      SOLE        0         522,296     0         0
BHP BILLITON
LTD               SPONSORED
                  ADR           088606-10-8      17,310     988,000    SH    N/A      SOLE        0         988,000     0         0
CONSOL
ENERGY INC        COM           20854P-10-9      20,880     580,000    SH    N/A      SOLE        0         580,000     0         0
ENCANA CORP       COM           292505-10-4      18,647     432,044    SH    N/A      SOLE        0         432,044     0         0
EOG RES INC       COM           26875P-10-1      19,555     327,500    SH    N/A      SOLE        0         327,500     0         0
FORDING CDN
COAL TR           TR UNIT       345425-10-2      19,601     465,592    SH    N/A      SOLE        0         465,592     0         0
GOLAR LNG
LTD BERMUDA       SHS           G9456A-10-0      20,029   1,277,331    SH    N/A      SOLE        0       1,277,331     0         0
MASSEY ENERGY
CORP              COM           576206-10-6      19,310     684,511    SH    N/A      SOLE        0         684,511     0         0
METHANEX
CORP              COM           59151K-10-8      19,915   1,499,969    SH    N/A      SOLE        0       1,499,969     0         0
PEABODY
ENERGY CORP       COM           704549-10-4      19,263     344,036    SH    N/A      SOLE        0         344,036     0         0
PREMCOR INC       COM           74045Q-10-4      17,318     461,825    SH    N/A      SOLE        0         461,825     0         0
SASOL LTD         SPONSORED
                  ADR           803866-30-0      18,911   1,202,227    SH    N/A      SOLE        0       1,202,227     0         0
SUNCOR ENERGY
INC               COM           867229-10-6      19,311     754,056    SH    N/A      SOLE        0         754,056     0         0
SUNOCO INC        COM           86764P-10-9      18,267     287,129    SH    N/A      SOLE        0         287,129     0         0
TESORO PETE
CORP              COM           881609-10-1      21,696     786,077    SH    N/A      SOLE        0         786,077     0         0
VALERO ENERGY
CORP NEW          COM           91913Y-10-0      19,882     269,548    SH    N/A      SOLE        0         269,548     0         0
WESTERN GAS
RES INC           COM           958259-10-3      21,181     652,116    SH    N/A      SOLE        0         652,116     0         0